Subsequent Events (Details Textual)	6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended																																				59 Months Ended		1 Months Ended		0 Months Ended												1 Months Ended						1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 26, 2014 USD ($)	Jun. 11, 2014 USD ($)	Jun. 04, 2014 USD ($)	May 23, 2014 USD ($)	May 02, 2014 USD ($)	Apr. 24, 2014 USD ($)	Apr. 11, 2014 USD ($)	Apr. 04, 2014 USD ($)	Mar. 28, 2014 USD ($)	Mar. 14, 2014 USD ($)	Feb. 28, 2014 USD ($)	Feb. 14, 2014 USD ($)	Feb. 04, 2014 USD ($)	Jan. 27, 2014 USD ($)	Jan. 17, 2014 USD ($)	Jan. 10, 2014 USD ($)	Jan. 06, 2014 USD ($)	Dec. 17, 2013 USD ($)	Nov. 13, 2013 USD ($)	Oct. 29, 2013 USD ($)	Oct. 16, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 26, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 07, 2013 USD ($)	Mar. 19, 2013 USD ($)	Jan. 29, 2013 USD ($)	Nov. 20, 2012 USD ($)	Sep. 28, 2012 USD ($)	Aug. 15, 2012 USD ($)	Jul. 31, 2012 USD ($)	Apr. 10, 2012 USD ($)	Feb. 10, 2012 USD ($)	Feb. 03, 2012 USD ($)	Dec. 19, 2011	Dec. 31, 2010 Common Stock [Member]	Dec. 19, 2011 Maximum [Member] USD ($)	Apr. 11, 2014 Subsequent Event [Member] USD ($)	Jan. 27, 2014 Subsequent Event [Member] USD ($)	Aug. 01, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Aug. 01, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] CHF	Jul. 07, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Jul. 07, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] CHF	Jul. 11, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Jul. 11, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] CHF	Apr. 04, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Mar. 14, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Feb. 04, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Feb. 14, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Jan. 06, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Jan. 10, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Jul. 18, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Jul. 18, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] CHF	Mar. 28, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Jan. 17, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Apr. 11, 2014 Subsequent Event [Member] Convertible Notes Payable [Member] USD ($)	Apr. 14, 2014 Subsequent Event [Member] Notes Dated April1,2012 USD ($)	Apr. 04, 2014 Subsequent Event [Member] Notes Dated April1,2012	Aug. 15, 2014 Subsequent Event [Member] Notes Dated May 8, 2013 [Member] USD ($)	Aug. 15, 2014 Subsequent Event [Member] Notes Dated May 20, 2013 [Member] USD ($)	Aug. 15, 2014 Subsequent Event [Member] Notes Dated June 28, 2013 [Member] USD ($)	Aug. 22, 2014 Subsequent Event [Member] Notes Dated August 15, 2012 [Member] USD ($)
Subsequent Event [Line Items]
Debt Instrument, Maturity Date																																												Apr. 11, 2015		Aug. 01, 2015	Aug. 01, 2015	Jul. 07, 2015	Jul. 07, 2015	Jul. 11, 2015	Jul. 11, 2015	Apr. 04, 2015	Mar. 14, 2015	Feb. 04, 2015	Feb. 14, 2015	Jan. 06, 2015	Jan. 10, 2015	Jul. 18, 2015	Jul. 18, 2015	Mar. 28, 2015	Feb. 28, 2015	Jan. 17, 2015			Mar. 31, 2015
Notes Issued																																														$ 100,000	90,790	$ 50,000	44,675	$ 43,000	38,335	$ 50,000	$ 80,000	$ 120,000	$ 150,000	$ 25,000	$ 35,000	$ 34,000	30,525	$ 80,000	$ 130,000	$ 40,000		$ 1,750,000		$ 25,000	$ 110,000	$ 150,000	$ 250,000
Debt Conversion, Converted Instrument, Rate																																														8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Debt Instrument, Convertible, Conversion Price																																														$ 1.00		$ 1.00		$ 1.00		$ 1.51	$ 1.51	$ 1.51	$ 1.51	$ 1.51	$ 1.51	$ 1.00		$ 1.51	$ 1.51	$ 1.51		$ 1.26
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		115,612	118,203		118,203		50,000	50,000	69,000	82,000	150,000	48,000	23,179	16,556	26,489	26,489	43,044	49,667	39,733	66,222	13,244	11,589	8,278	66,222	24,833	33,111	6,622	116,402	43,044	49,667	49,667	33,111	49,667	82,778	82,778	38,205	1,390,667	87,165	39,733	99,333	99,333			23,179	66,225	100,000	100,000	50,000	50,000	43,000	43,000	16,556	26,490	39,733	49,669	8,278	11,589	34,000	34,000	26,490	43,044	13,245		347,667					50,000
Investment Warrants Expiration Date																																												Apr. 11, 2019		Aug. 01, 2019	Aug. 01, 2019	Jul. 07, 2019	Jul. 07, 2019	Jul. 11, 2019	Jul. 11, 2019	Apr. 04, 2019	Mar. 14, 2019	Feb. 04, 2019	Feb. 14, 2019	Jan. 06, 2019	Jan. 10, 2019	Jul. 18, 2019	Jul. 18, 2019	Mar. 28, 2019	Feb. 28, 2019	Jan. 17, 2019
Stock Issued During Period, Shares, New Issues																																										11,362,500			132,450
Share Price																																												$ 1.51	$ 1.51
Proceeds From Sale Of Units																																													200,000
Class Of Warrant Or Right Expiration Date																																												Apr. 11, 2019	Jan. 27, 2019																				Mar. 31, 2019
Proceeds from Notes Payable	$ 1,229,000	$ 150,000	$ 675,000	$ 2,000,000	$ 3,963,878	$ 5,192,878																																						$ 70,000
Debt Instrument, Interest Rate, Stated Percentage																																												8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25	$ 0.25		$ 0.25		$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 1.89	$ 1.26	$ 1.26	$ 1.26	$ 1.26			$ 2.52		$ 2.01	$ 1.20		$ 1.20		$ 1.20		$ 2.01		$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 1.20		$ 2.01	$ 2.01	$ 2.01	$ 2.01						$ 1.20